Schedule of investments
Macquarie VIP Pathfinder Aggressive Series
March 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.84%<<
Fixed Income Funds — 15.00%
Macquarie VIP Corporate Bond Series Service Class	1,435,641	$ 6,804,940
Macquarie VIP High Income Series Standard Class	40,394	118,758
Macquarie VIP Limited-Term Bond Series Service Class	25,001	119,006
		7,042,704
Global / International Equity Fund — 29.36%
Macquarie VIP International Core Equity Series Standard Class	778,325	13,784,133
		13,784,133
US Equity Funds — 55.48%
Macquarie VIP Core Equity Series Service Class	676,913	9,402,322
Macquarie VIP Growth and Income Series Standard Class	101,594	3,670,579
Macquarie VIP Growth Series Service Class	642,773	6,395,591
Macquarie VIP Mid Cap Growth Series Standard Class	55,763	517,484
Macquarie VIP Small Cap Growth Series Standard Class	85,656	519,933
Macquarie VIP Smid Cap Core Series Service Class	211,363	2,587,079
Macquarie VIP Value Series Service Class	632,918	2,955,726
		26,048,714
Total Affiliated Mutual Funds (cost $51,141,478)		46,875,551

	Number of shares	Value (US $)

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	29,305	$ 29,305
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	29,304	29,304
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	29,304	29,304
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	29,305	29,305
Total Short-Term Investments (cost $117,218)		117,218

Total Value of Securities—100.09% (cost $51,258,696)		46,992,769
Liabilities Net of Receivables and Other Assets—(0.09%)		(43,404)
Net Assets Applicable to 11,531,892 Shares Outstanding—100.00%		$46,949,365
<<	Affiliated company.
NQ- VIP-PF [0325] 0525 (4472178)    1